Taxes Payable	6 Months Ended
Dec. 31, 2021
Taxes Payable [Abstract]
TAXES PAYABLE

8. TAXES PAYABLE

As of December 31, 2021 and June 30, 2021, taxes payable consisted of the following:

	As of December 31,	As of June 30,
	2021	2021
Corporate income tax	$4,039,124	$3,632,709
Value-added tax (“VAT”)	503,360	585,979
Related surcharges on VAT payable	1,648	13,703
	$4,544,132	$4,232,391